ADVANCE TO SUPPLIERS, NET (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Advance To Suppliers Net
Advances to suppliers	$ 73,912	$ 1,290,551
Allowance for doubtful accounts suppliers	$ 998,536	$ 968,836